Stock-Based Compensation - Summary of Weighted-average Assumptions Used to Estimate Fair Value of Options Granted (Details) - $ / shares	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Volatility	94.57%	110.43%	93.86%	93.86%	77.79%
Risk free interest rate	1.84%	1.68%	1.95%	1.95%	2.88%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Term (years)	5 years 3 months 8 days	5 years 3 months 8 days	5 years 5 months 9 days	5 years 5 months 9 days	6 years 5 months 12 days
Weighted-average fair value of options granted during the period	$ 3.23	$ 4.45	$ 4.32	$ 4.32	$ 17.70